Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Mar. 30, 2017
Supplement [Text Block]	ust_SupplementTextBlock

SYMONS VALUE INSTITUTIONAL FUND (the “Fund”)

Supplement to the Prospectus dated March 30, 2017

The Fund has added the S&P 500 Value Index as a secondary index.

The Average Annual Total Returns Table in the Performance sub-section of the Prospectus is deleted and replaced as follows:

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2016)

	1 Year	5 Years	10 Years
The Fund
Return Before Taxes	6.73%	7.73%	5.89%
Return After Taxes on Distributions	5.91%	6.07%	4.82%
Return After Taxes on Distributions and Sale of Fund Shares	4.49%	5.97%	4.65%
S&P 500 Index(1) (reflects no deductions for fees, expenses or taxes)	11.96%	14.66%	6.95%
S&P 500 Value Index(1) (reflects no deductions for fees, expenses or taxes)	17.40%	14.69%	5.50%
FTSE Russell 3000 Value Index(1) (reflects no deductions for fees, expenses or taxes)	18.40%	14.81%	5.76%

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

(1)	Effective March 30, 2017, the Fund’s primary benchmark index was updated from the FTSE Russell 3000 Value Index to the S&P 500 Index, and on June 16, 2017, the Fund added the S&P 500 Value Index as a secondary index. The adviser has determined that the S&P indices more closely align with the investment strategies of the Fund. The S&P 500 Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Value Index measures the performance of the large-capitalization value sector in the U.S. equity market and is a subset of the S&P 500 Index. It consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics. The FTSE Russell 3000 Value Index is a market capitalization index made up of 3,000 of the largest U.S. stocks, and is comprised of the Russell 1000 Index (large cap) and the Russell 2000 index (small cap).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877)-679-6667, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.symonsfunds.com.

Symons Value Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ust_SupplementTextBlock

SYMONS VALUE INSTITUTIONAL FUND (the “Fund”)

Supplement to the Prospectus dated March 30, 2017

The Fund has added the S&P 500 Value Index as a secondary index.

The Average Annual Total Returns Table in the Performance sub-section of the Prospectus is deleted and replaced as follows:

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2016)

	1 Year	5 Years	10 Years
The Fund
Return Before Taxes	6.73%	7.73%	5.89%
Return After Taxes on Distributions	5.91%	6.07%	4.82%
Return After Taxes on Distributions and Sale of Fund Shares	4.49%	5.97%	4.65%
S&P 500 Index(1) (reflects no deductions for fees, expenses or taxes)	11.96%	14.66%	6.95%
S&P 500 Value Index(1) (reflects no deductions for fees, expenses or taxes)	17.40%	14.69%	5.50%
FTSE Russell 3000 Value Index(1) (reflects no deductions for fees, expenses or taxes)	18.40%	14.81%	5.76%

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

(1)	Effective March 30, 2017, the Fund’s primary benchmark index was updated from the FTSE Russell 3000 Value Index to the S&P 500 Index, and on June 16, 2017, the Fund added the S&P 500 Value Index as a secondary index. The adviser has determined that the S&P indices more closely align with the investment strategies of the Fund. The S&P 500 Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Value Index measures the performance of the large-capitalization value sector in the U.S. equity market and is a subset of the S&P 500 Index. It consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics. The FTSE Russell 3000 Value Index is a market capitalization index made up of 3,000 of the largest U.S. stocks, and is comprised of the Russell 1000 Index (large cap) and the Russell 2000 index (small cap).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877)-679-6667, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.symonsfunds.com.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Effective March 30, 2017, the Fund's primary benchmark index was updated from the FTSE Russell 3000 Value Index to the S&P 500 Index, and on June 16, 2017, the Fund added the S&P 500 Value Index as a secondary index. The adviser has determined that the S&P indices more closely align with the investment strategies of the Fund. The S&P 500 Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Value Index measures the performance of the large-capitalization value sector in the U.S. equity market and is a subset of the S&P 500 Index. It consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics. The FTSE Russell 3000 Value Index is a market capitalization index made up of 3,000 of the largest U.S. stocks, and is comprised of the Russell 1000 Index (large cap) and the Russell 2000 index (small cap).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877)-679-6667
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.symonsfunds.com
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 30, 2017, the Fund's primary benchmark index was updated from the FTSE Russell 3000 Value Index to the S&P 500 Index, and on June 16, 2017, the Fund added the S&P 500 Value Index as a secondary index. The adviser has determined that the S&P indices more closely align with the investment strategies of the Fund. The S&P 500 Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Value Index measures the performance of the large-capitalization value sector in the U.S. equity market and is a subset of the S&P 500 Index. It consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics. The FTSE Russell 3000 Value Index is a market capitalization index made up of 3,000 of the largest U.S. stocks, and is comprised of the Russell 1000 Index (large cap) and the Russell 2000 index (small cap).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

		Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877)-679-6667, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund's website at www.symonsfunds.com.
Symons Value Institutional Fund | Symons Value Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.73%
5 Years	rr_AverageAnnualReturnYear05	7.73%
10 Years	rr_AverageAnnualReturnYear10	5.89%
Symons Value Institutional Fund | Return After Taxes on Distributions | Symons Value Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.91%
5 Years	rr_AverageAnnualReturnYear05	6.07%
10 Years	rr_AverageAnnualReturnYear10	4.82%
Symons Value Institutional Fund | Return After Taxes on Distributions and Sale of Fund Shares | Symons Value Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.49%
5 Years	rr_AverageAnnualReturnYear05	5.97%
10 Years	rr_AverageAnnualReturnYear10	4.65%
Symons Value Institutional Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.66%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.95%	[1]
Symons Value Institutional Fund | S&P 500 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.40%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.69%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.50%	[1]
Symons Value Institutional Fund | FTSE Russell 3000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.81%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.76%	[1]

[1]	Effective March 30, 2017, the Fund's primary benchmark index was updated from the FTSE Russell 3000 Value Index to the S&P 500 Index, and on June 16, 2017, the Fund added the S&P 500 Value Index as a secondary index. The adviser has determined that the S&P indices more closely align with the investment strategies of the Fund. The S&P 500 Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Value Index measures the performance of the large-capitalization value sector in the U.S. equity market and is a subset of the S&P 500 Index. It consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics. The FTSE Russell 3000 Value Index is a market capitalization index made up of 3,000 of the largest U.S. stocks, and is comprised of the Russell 1000 Index (large cap) and the Russell 2000 index (small cap).